Financial Instruments and Risk Management (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Issued and outstanding share capital investment rate	15.00%
Issued and outstanding share capital investment	$ 151